BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES
Unaudited Interim Financial Statements
A.	Unaudited Interim Financial Statements

The accompanying unaudited interim condensed financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) for interim financial information and with the instructions to Form 10-Q and Article 10 of U.S. Securities and Exchange Commission Regulation S-X. Accordingly, they do not include all the information and footnotes required by GAAP for complete financial statements. In the opinion of management, all adjustments considered necessary for a fair presentation have been included (consisting only of normal recurring adjustments except as otherwise discussed). For further information, reference is made to the consolidated financial statements and footnotes thereto included in the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2025.

Operating results for the three months ended March 31, 2026, are not necessarily indicative of the results that may be expected for the year ending December 31, 2026.

Significant Accounting Policies
B.	Significant Accounting Policies

The significant accounting policies followed in the preparation of these unaudited interim condensed consolidated financial statements are identical to those applied in the preparation of the latest annual financial statements.

Recent Accounting Standards
C.	Recent Accounting Standards

Management does not believe that any recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the Company’s condensed financial statements.

P.	Recent Accounting Standards Updates Not Yet Effective:

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740) – “Improvements to Income Tax Disclosures”. The ASU requires that an entity disclose specific categories in the effective tax rate reconciliation as well as provide additional information for reconciling items that meet a quantitative threshold. Further, the ASU requires certain disclosures of state versus federal income tax expense and taxes paid. The amendments in this ASU are required to be adopted starting January 1, 2025. Early adoption is permitted, and the amendments should be applied on a prospective basis. The Company is currently evaluating the effect of adopting the ASU on its disclosures.

In July 2025, the FASB issued ASU No. 2025-05, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets (“ASU 2025-05”), which provides a practical expedient to measure credit losses on current accounts receivable and current contract assets under ASC 606, Revenue from Contracts with Customers. The practical expedient assumes that current conditions as of the balance sheet date do not change for the remaining life of the asset. The ASU 2025-05 is effective for annual reporting period beginning after December 15, 2025 and interim reporting within those annual reporting periods. The new standard is not expected to have a material impact on the Company’s consolidated financial statements.

In November 2025, the FASB issued ASU No. 2025-09, Hedge Accounting Improvements (Topic 815), which amends certain aspects of the hedge accounting guidance in ASC 815, to more closely align hedge accounting with the economics of an entity’s risk management activities. The ASU is effective for annual periods beginning after December 15, 2026 and interim reporting within those annual reporting periods. The ASU is not expected to have a material impact on the Company’s consolidated financial statements.

In December 2025, the FASB issued ASU No. 2025-10, Government Grants (Topic 832): Accounting for Government Grants Received by Business Entities, which adds guidance to ASC 832 on the recognition, measurement, and presentation of government grants. The ASU requires entities to recognize government grant income when all eligibility criteria have been met and the related costs have been incurred, clarifying the timing and presentation of such grants within the financial statements. The ASU is effective for annual periods beginning after December 15, 2028 and interim reporting within those annual reporting periods. The company is still evaluating the potential impact of the new standard on its financial statements.

In November 2024, the FASB issued ASU 2024-03, Income Statement – Reporting Comprehensive Income – Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses. ASU 2024-03 requires disclosure of specified information about certain costs and expenses on an interim and annual basis in the notes to the financial statements. The guidance is effective for fiscal years beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. The Company does not expect the new standard to have a material impact on its consolidated financial statements.

Q.	Recently Adopted Accounting Pronouncements:

On December 23, 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2023-09 - Income taxes (topic 740): improvements to income tax disclosures. This ASU requires disclosure of specific categories in rate reconciliation and additional information for reconciling items that meet a quantitative threshold. The amendment also includes other changes to improve the effectiveness of income tax disclosures, including further disaggregation of income taxes paid for individually significant jurisdictions. The amendment is effective for annual periods beginning after December 15, 2024. The adoption of the amendment did not have an impact on the Company’s financial position, results of operations or cash flows.

In November 2024, the FASB issued ASU 2024-04, “Debt-Debt with Conversion and Other Options (Subtopic 470-20): Induced Conversions of Convertible Debt Instruments”. The amendments in this Update affect entities that settle convertible debt instruments for which the conversion privileges were changed to induce conversion. This ASU is effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods. The Company expects the adoption of this standard won’t have a material impact on the Company’s financial statements.

Use of estimates
D.	Use of estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

B.	Use of estimates:

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Company’s management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect reported amounts and disclosures made. Actual results could differ from those estimates.